S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	May 21, 2026 USD ($) shares
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 5,000
Sponsor And Directors [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	4,791,667
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Over-allotment Option Not Exercised [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	625,000
Private Placement Units [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	375,000
Over-allotment Option Exercised [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	410,625
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 4,106,250
Sponsors [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 3,750,000
Sponsor And Officers Or Directors [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	150,000
Sponsor And Officers Or Director [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	1,500,000